Inventories	6 Months Ended
Dec. 31, 2023
Inventories
Inventories

18 Inventories

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Finished goods	1,186,810	1,447,799	1,917,133
Low-value consumables	1,285	2,720	5,108
	1,188,095	1,450,519	1,922,241

(a)  The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,632,530	6,915,713	6,879,212	4,290,874
(Reversal of write-down)/write-down of inventories	(51,074)	(44,737)	(19,850)	1,932
Cost of inventories recognized in consolidated statements of profit or loss	6,581,456	6,870,976	6,859,362	4,292,806